NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2030 Fund	Nationwide Destination Retirement Fund
Nationwide Destination 2035 Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Destination 2040 Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Destination 2045 Fund	Nationwide Investor Destinations Moderate Fund
Nationwide Destination 2050 Fund	Nationwide Investor Destinations Moderately Aggressive
Nationwide Destination 2055 Fund	Fund
Nationwide Destination 2060 Fund	Nationwide Moderately Conservative Fund
Nationwide Destination 2065 Fund
Nationwide Destination 2070 Fund

Supplement dated October 29, 2026
to the Statement of Additional Information (“SAI”) dated March 2, 2026

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective immediately, all references to, and information regarding, Keith P. Robinette, CFA in the SAI are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE